ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)			12 Months Ended
	Mar. 31, 2022	Mar. 14, 2022	Dec. 31, 2023
Entity incorporation date			Jan. 10, 2020
Stock Issued During Period, Value, Acquisitions			$ 39,159
Preferred Class A [Member] | Mr Stybr [Member]
Investment Owned, Cost	$ 19,000,000
Investment Owned, Balance, Shares	100	100
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Ms Hoffman [Member] | Series A and Certain Series C Preferred Stock [Member]
Stock Issued During Period, Value, Acquisitions	$ 200,000	$ 200,000